Fees Summary	Mar. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,169,000
Previously Paid Amount	0.00
Total Fee Amount	332.07
Total Offset Amount	0.00
Net Fee	332.07
Narrative - Max Aggregate Offering Price	$ 2,169,000
Final Prospectus	true